Income Tax, Analysis of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 664,035	$ 586,099
Deferred tax liabilities	774,328	732,924
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	160,995	149,656	$ 172,268
Deferred tax liabilities	271,288	296,481	$ 308,859
Net deferred tax liabilities	110,293	146,825
U.S [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	310,000	278,000
South Africa [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	46,000	53,000
Peru [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	46,000	46,000
Chile [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	38,000	35,000
Spain [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	33,000	28,000
Net Operating Loss Carryforwards ("NOL's") [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	478,179	442,415
Deferred Tax Assets and Liabilities [Abstract]
Unrecognized net operating loss carryforwards	448,000	477,000
Temporary Tax Non-deductible Expenses [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	158,201	134,328
Temporary Tax Non-deductible Expenses [Member] | U.S. Assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	49,000	25,000
Temporary Tax Non-deductible Expenses [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	93,000	94,000
Derivatives Financial Instruments [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	6,855	3,461
Deferred tax liabilities	12,989	19,034
Accelerated Tax Amortization [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax liabilities	589,111	524,363
Accelerated Tax Amortization [Member] | U.S. Assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	339,000	274,000
Accelerated Tax Amortization [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	173,000	173,000
Accelerated Tax Amortization [Member] | Kaxu [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	55,000	63,000
Other Difference Between Tax and Book Value of Assets [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax liabilities	154,875	186,536
Other Difference Between Tax and Book Value of Assets [Member] | U.S [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	43,000	51,000
Other Difference Between Tax and Book Value of Assets [Member] | ACT [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	34,000	56,000
Other Difference Between Tax and Book Value of Assets [Member] | Peruvian [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	39,000	37,000
Other Difference Between Tax and Book Value of Assets [Member] | Chilean [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	27,000	27,000
Other [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	20,800	5,895
Deferred tax liabilities	$ 17,353	$ 2,991